Convergence Long/Short Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 115.4%	Shares		Value
Accommodation - 0.5%
Las Vegas Sands Corp. (a)	28,085		$1,592,981

Administrative and Support Services - 1.4%
Booking Holdings, Inc. (a)	369		1,564,320
Bread Financial Holdings, Inc. (a)	23,363		1,655,502
Expedia Group, Inc. (a)	7,210		1,555,125
			4,774,947

Air Transportation - 1.4%
Copa Holdings SA - Class A (a)	12,152		1,684,389
Delta Air Lines, Inc. (a)	23,179		1,522,860
United Airlines Holdings, Inc. (a)(b)	14,962		1,590,461
			4,797,710

Beverage and Tobacco Product Manufacturing - 1.0%
Altria Group, Inc. (a)	31,865		2,199,960
Coca-Cola Consolidated, Inc. (a)	2,590		524,216
Philip Morris International, Inc. (a)	3,329		621,957
			3,346,133

Broadcasting and Content Providers - 2.3%
Roku, Inc. (a)(b)	77,763		7,652,657

Building Material and Garden Equipment and Supplies Dealers - 0.6%
Lowe's Cos., Inc. (a)	7,910		2,092,749

Chemical Manufacturing - 6.2%
Albemarle Corp. (a)	7,030		1,256,050
Biogen, Inc. (a)(b)	8,358		1,603,231
Bristol-Myers Squibb Co. (a)	46,848		2,921,910
Catalyst Pharmaceuticals, Inc. (a)(b)	73,436		1,694,903
Halozyme Therapeutics, Inc. (a)(b)	32,506		2,260,142
Incyte Corp. (a)(b)	26,154		2,648,616
Jazz Pharmaceuticals PLC (a)(b)	16,403		3,116,898
Merck & Co., Inc. (a)	23,499		2,909,646
PTC Therapeutics, Inc. (a)(b)	34,583		2,358,215
			20,769,611

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 2.0%
American Eagle Outfitters, Inc. (a)	168,629		4,143,214
Signet Jewelers Ltd. (a)	25,847		2,486,223
			6,629,437

Computer and Electronic Product Manufacturing - 29.8% (c)
Advanced Micro Devices, Inc. (a)(b)	19,818		3,967,762
Amkor Technology, Inc. (a)	9,909		473,848
Amphenol Corp. - Class A (a)	37,807		5,522,090
Apple, Inc.	24,791		6,549,286
Broadcom, Inc. (a)	29,872		9,545,598
Ciena Corp. (a)(b)	16,323		5,691,830
Cisco Systems, Inc.	40,417		3,211,535
Dell Technologies, Inc. - Class C	16,411		2,430,141
Flex Ltd. (a)(b)	46,796		2,949,084
InterDigital, Inc. (a)	5,726		2,098,751
International Business Machines Corp. (a)	14,171		3,404,016
Jabil, Inc. (a)	4,535		1,201,730
Lam Research Corp. (a)	54,352		12,712,389
Micron Technology, Inc. (a)	29,628		12,217,698
NVIDIA Corp. (a)	69,386		12,294,505
Sandisk Corp. (a)(b)	7,693		4,887,824
Teradata Corp. (a)(b)	131,864		4,152,397
Viasat, Inc. (a)(b)	81,734		3,741,783
Vicor Corp. (a)(b)	13,514		2,721,720
			99,773,987

Construction of Buildings - 1.2%
Everus Construction Group, Inc. (a)(b)	13,809		1,669,094
NVR, Inc. (a)(b)	88		661,566
Tutor Perini Corp. (a)	24,255		1,828,099
			4,158,759

Couriers and Messengers - 0.5%
FedEx Corp. (a)	4,543		1,758,141

Credit Intermediation and Related Activities - 6.9%
Bank of America Corp. (a)	42,394		2,112,493
Bank of New York Mellon Corp. (a)	25,839		3,077,425
Citigroup, Inc. (a)	19,494		2,148,044
Huntington Bancshares, Inc. (a)	107,019		1,797,919
JPMorgan Chase & Co. (a)	5,159		1,549,248
Northern Trust Corp. (a)	19,723		2,822,164
PNC Financial Services Group, Inc. (a)	9,803		2,081,667
State Street Corp.	18,825		2,421,271
Synchrony Financial (a)	27,470		1,898,452
Wells Fargo & Co. (a)	17,921		1,459,665
Wintrust Financial Corp. (a)	11,817		1,702,357
			23,070,705

Electrical Equipment, Appliance, and Component Manufacturing - 1.8%
AZZ, Inc. (a)	16,674		2,267,331
EnerSys (a)	11,521		1,914,214
Powell Industries, Inc. (a)	3,785		1,981,826
			6,163,371

Fabricated Metal Product Manufacturing - 0.6%
Mueller Industries, Inc. (a)	18,079		2,132,599

Food Manufacturing - 1.2%
Archer-Daniels-Midland Co. (a)	29,080		2,007,683
Tyson Foods, Inc. - Class A	30,646		1,991,684
			3,999,367

General Merchandise Retailers - 2.3%
Dillard's, Inc. - Class A (a)	2,422		1,459,958
Macy's, Inc. (a)	109,241		2,160,787
Walmart, Inc. (a)	31,015		3,968,369
			7,589,114

Health and Personal Care Retailers - 0.1%
CVS Health Corp. (a)	5,279		421,792

Heavy and Civil Engineering Construction - 1.1%
Fluor Corp. (a)(b)	41,640		2,178,188
Primoris Services Corp. (a)	9,541		1,438,020
			3,616,208

Insurance Carriers and Related Activities - 3.4%
Chubb Ltd. (a)	5,418		1,846,780
Cigna Group (a)	6,790		1,967,878
Frontdoor, Inc. (a)(b)	26,201		1,796,603
Palomar Holdings, Inc. (b)	9,631		1,191,451
Reinsurance Group of America, Inc. (a)	7,139		1,540,096
RenaissanceRe Holdings Ltd. (a)	5,333		1,613,019
Travelers Cos., Inc. (a)	4,271		1,318,201
			11,274,028

Leather and Allied Product Manufacturing - 0.3%
Tapestry, Inc. (a)	6,528		1,014,908

Machinery Manufacturing - 0.6%
Cummins, Inc. (a)	3,488		2,036,539

Management of Companies and Enterprises - 0.6%
Cathay General Bancorp (a)	38,336		1,905,683

Merchant Wholesalers, Durable Goods - 1.1%
Avnet, Inc. (a)	22,891		1,507,143
Ferguson Enterprises, Inc. (a)	7,847		2,046,184
			3,553,327

Merchant Wholesalers, Nondurable Goods - 3.1%
Amneal Pharmaceuticals, Inc. (a)(b)	142,001		1,961,034
Cardinal Health, Inc. (a)	10,970		2,514,653
Cencora, Inc. (a)	6,507		2,421,515
HF Sinclair Corp. (a)	16,809		840,618
McKesson Corp. (a)	2,478		2,446,703
			10,184,523

Mining (except Oil and Gas) - 1.7%
Coeur Mining, Inc. (a)(b)	42,418		1,151,649
Freeport-McMoRan, Inc. (a)	21,790		1,483,463
Hecla Mining Co. (a)	40,238		1,002,328
Newmont Corp. (a)	15,871		2,063,230
			5,700,670

Miscellaneous Manufacturing - 2.4%
Globus Medical, Inc. - Class A (a)(b)	11,633		1,110,486
Hasbro, Inc. (a)	6,698		667,054
Johnson & Johnson (a)	11,025		2,738,941
Medtronic PLC (a)	20,268		1,979,373
ResMed, Inc. (a)	6,396		1,639,039
			8,134,893

Motor Vehicle and Parts Dealers - 1.3%
Cargurus, Inc. (a)(b)	75,970		2,332,279
Sensata Technologies Holding PLC (a)	53,565		2,000,117
			4,332,396

Nonmetallic Mineral Product Manufacturing - 0.9%
Corning, Inc. (a)	19,387		2,915,417

Oil and Gas Extraction - 1.4%
APA Corp. (a)	75,814		2,302,471
Exxon Mobil Corp.	15,220		2,321,050
			4,623,521

Petroleum and Coal Products Manufacturing - 1.3%
Phillips 66 (a)	14,325		2,210,777
Valero Energy Corp. (a)	11,084		2,268,230
			4,479,007

Primary Metal Manufacturing - 1.5%
Alcoa Corp. (a)	20,645		1,281,641
Commercial Metals Co. (a)	6,569		481,508
Constellium SE (a)(b)	52,790		1,313,943
Howmet Aerospace, Inc. (a)	7,488		1,965,825
			5,042,917

Professional, Scientific, and Technical Services - 11.6%
Accenture PLC - Class A (a)	16,722		3,490,216
Alphabet, Inc. - Class A (a)	27,265		8,500,136
Alphabet, Inc. - Class C (a)	27,255		8,488,025
AppLovin Corp. - Class A (a)(b)	8,942		3,887,713
Exelixis, Inc. (a)(b)	52,549		2,315,309
Genpact Ltd. (a)	20,572		817,120
Leidos Holdings, Inc.	5,645		988,439
Pegasystems, Inc. (a)	99,551		4,353,365
VeriSign, Inc. (a)	18,575		4,233,986
Zoom Communications, Inc. - Class A (a)(b)	23,520		1,739,069
			38,813,378

Publishing Industries - 2.3%
Dropbox, Inc. - Class A (a)(b)	62,816		1,569,772
Microsoft Corp.	10,650		4,182,681
Salesforce, Inc. (a)	7,978		1,554,035
SS&C Technologies Holdings, Inc. (a)	6,322		475,983
			7,782,471

Real Estate - 0.3%
Jones Lang LaSalle, Inc. (a)(b)	2,973		938,130

Rental and Leasing Services - 0.7%
AerCap Holdings NV (a)	14,669		2,192,135

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.5%
Affiliated Managers Group, Inc. (a)	9,679		2,963,516
Charles Schwab Corp. (a)	28,875		2,748,900
Interactive Brokers Group, Inc. - Class A (a)	41,121		2,927,404
Invesco Ltd. (a)	114,732		3,012,862
StoneX Group, Inc. (a)(b)	25,997		3,314,618
			14,967,300

Specialty Trade Contractors - 0.3%
Installed Building Products, Inc. (a)	2,753		902,323

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 2.1%
Amazon.com, Inc. (a)(b)	33,599		7,055,790

Support Activities for Mining - 1.1%
Halliburton Co. (a)	66,555		2,395,980
Patterson-UTI Energy, Inc. (a)	160,310		1,364,238
			3,760,218

Support Activities for Transportation - 0.5%
JB Hunt Transport Services, Inc. (a)	7,580		1,769,248

Telecommunications - 1.3%
AT&T, Inc. (a)	151,229		4,235,924

Transportation Equipment Manufacturing - 3.8%
BorgWarner, Inc. (a)	22,741		1,309,199
Ford Motor Co. (a)	108,385		1,527,145
Garrett Motion, Inc. (a)	53,080		1,080,709
General Motors Co. (a)	29,270		2,303,842
Lear Corp. (a)	17,618		2,312,362
RTX Corp. (a)	10,053		2,036,939
Textron, Inc. (a)	21,938		2,164,184
			12,734,380

Utilities - 3.3%
AES Corp. (a)	117,418		2,028,983
Antero Midstream Corp. (a)	67,651		1,520,794
Avista Corp. (a)	41,572		1,688,655
Edison International (a)	28,121		2,101,764
NRG Energy, Inc. (a)	10,843		1,940,463
UGI Corp. (a)	48,193		1,802,900
			11,083,559

Waste Management and Remediation Services - 0.2%
Waste Management, Inc.	2,653		638,948

Water Transportation - 0.5%
Carnival Corp. (a)	48,049		1,515,946

Web Search Portals, Libraries, Archives, and Other Information Services - 2.4%
Meta Platforms, Inc. - Class A (a)	12,595		8,163,827
TOTAL COMMON STOCKS (Cost $331,407,176)			386,091,674

REAL ESTATE INVESTMENT TRUSTS - 2.5%	Shares		Value
Real Estate - 2.5%
American Healthcare REIT, Inc. (a)	23,902		1,248,641
Digital Realty Trust, Inc. (a)	6,945		1,230,654
Host Hotels & Resorts, Inc. (a)	63,784		1,249,529
Lamar Advertising Co. - Class A	7,299		1,005,364
LXP Industrial Trust (a)	23,874		1,183,195
Omega Healthcare Investors, Inc. (a)	27,943		1,348,809
Rayonier, Inc. (a)	0	(d)	0	(d)
Vornado Realty Trust (a)	44,997		1,241,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,222,589)			8,507,209

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.60% (e)	1,063,532		1,063,532
TOTAL MONEY MARKET FUNDS (Cost $1,063,532)			1,063,532

TOTAL INVESTMENTS - 118.2% (Cost $340,693,297)			395,662,415
Liabilities in Excess of Other Assets - (18.2)%			(60,982,951)
TOTAL NET ASSETS - 100.0%			$334,679,464

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of February 28, 2026 was $368,018,562.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Rounds to zero.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
February 28, 2026 (Unaudited)

COMMON STOCKS - (53.6)%	Shares	Value
Administrative and Support Services - (3.3)%
Carlyle Group, Inc.	(19,686)	$(1,023,475)
Equifax, Inc.	(2,267)	(473,712)
GPGI, Inc.	(74,861)	(1,680,630)
Live Nation Entertainment, Inc.	(12,258)	(1,987,512)
Paramount Skydance Corp.	(162,671)	(2,197,685)
ROBLOX Corp. - Class A	(34,604)	(2,375,911)
SentinelOne, Inc. - Class A	(104,560)	(1,371,827)
		(11,110,752)

Amusement, Gambling, and Recreation Industries - (0.6)%
Walt Disney Co.	(17,882)	(1,896,207)

Beverage and Tobacco Product Manufacturing - (0.8)%
Celsius Holdings, Inc.	(23,724)	(1,271,844)
Primo Brands Corp.	(56,921)	(1,290,968)
		(2,562,812)

Broadcasting and Content Providers - (0.7)%
Liberty Broadband Corp. - Class C	(40,125)	(2,191,226)

Chemical Manufacturing - (3.4)%
Abbott Laboratories	(10,516)	(1,223,537)
ADMA Biologics, Inc.	(45,180)	(703,453)
Air Products and Chemicals, Inc.	(1,947)	(536,729)
Crinetics Pharmaceuticals, Inc.	(14,783)	(607,581)
DuPont de Nemours, Inc.	(9,697)	(485,238)
elf Beauty, Inc.	(18,829)	(1,733,209)
Eli Lilly & Co.	(1,246)	(1,310,779)
Protagonist Therapeutics, Inc.	(8,120)	(747,690)
Vertex Pharmaceuticals, Inc.	(4,354)	(2,163,198)
Westlake Corp.	(6,660)	(701,831)
Zoetis, Inc.	(8,902)	(1,167,052)
		(11,380,297)

Computer and Electronic Product Manufacturing - (10.9)% (a)
Astera Labs, Inc.	(15,361)	(1,825,348)
Avantor, Inc.	(50,652)	(458,401)
Fortinet, Inc.	(17,406)	(1,375,596)
Fortive Corp.	(14,217)	(841,646)
Intel Corp.	(103,990)	(4,742,984)
Mirion Technologies, Inc.	(70,481)	(1,523,095)
Motorola Solutions, Inc.	(5,486)	(2,645,678)
NXP Semiconductors NV	(8,291)	(1,882,140)
ON Semiconductor Corp.	(67,619)	(4,495,311)
OSI Systems, Inc.	(1,985)	(566,122)
Otis Worldwide Corp.	(10,118)	(936,522)
QUALCOMM, Inc.	(33,876)	(4,822,587)
QuantumScape Corp.	(103,871)	(718,787)
Roper Technologies, Inc.	(3,813)	(1,333,521)
Teledyne Technologies, Inc.	(2,570)	(1,750,427)
Universal Display Corp.	(38,485)	(4,105,965)
Waters Corp.	(2,221)	(709,343)
Zebra Technologies Corp. - Class A	(8,473)	(1,897,613)
		(36,631,086)

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - (1.0)%
Fiserv, Inc.	(17,690)	(1,101,910)
SPS Commerce, Inc.	(11,159)	(630,595)
Tempus AI, Inc. - Class A	(28,736)	(1,530,192)
		(3,262,697)

Construction of Buildings - (0.4)%
Lennar Corp. - Class A	(3,359)	(384,135)
Stellantis NV	(129,000)	(1,043,610)
		(1,427,745)

Credit Intermediation and Related Activities - (2.0)%
Coinbase Global, Inc. - Class A	(4,171)	(733,470)
Eastern Bankshares, Inc.	(35,621)	(696,747)
First Financial Bankshares, Inc.	(9,965)	(308,217)
Flagstar Bank NA	(54,000)	(685,260)
Old National Bancorp	(30,462)	(703,672)
Pinnacle Financial Partners, Inc.	(8,214)	(745,503)
Prosperity Bancshares, Inc.	(8,832)	(621,508)
Renasant Corp.	(19,531)	(735,342)
UMB Financial Corp.	(5,220)	(604,894)
Western Alliance Bancorp	(8,559)	(687,459)
		(6,522,072)

Electrical Equipment, Appliance, and Component Manufacturing - (1.0)%
Acuity, Inc.	(2,523)	(760,912)
Belden, Inc.	(2,788)	(399,520)
Novanta, Inc.	(15,897)	(2,137,034)
		(3,297,466)

Fabricated Metal Product Manufacturing - (0.3)%
Axon Enterprise, Inc.	(1,807)	(980,117)

Food and Beverage Retailers - (0.7)%
Casey's General Stores, Inc.	(2,196)	(1,505,556)
Dutch Bros, Inc. - Class A	(7,680)	(411,725)
Sprouts Farmers Market, Inc.	(4,999)	(369,276)
		(2,286,557)

Food Manufacturing - (0.5)%
McCormick & Co., Inc.	(11,888)	(844,524)
Mondelez International, Inc. - Class A	(15,233)	(938,048)
		(1,782,572)

Food Services and Drinking Places - (0.8)%
Cava Group, Inc.	(6,393)	(527,231)
Chipotle Mexican Grill, Inc.	(11,655)	(433,799)
Starbucks Corp.	(13,250)	(1,298,765)
Wingstop, Inc.	(1,515)	(393,157)
		(2,652,952)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (0.5)%
Floor & Decor Holdings, Inc. - Class A	(22,151)	(1,530,413)

General Merchandise Retailers - (0.9)%
BJ's Wholesale Club Holdings, Inc.	(9,092)	(898,199)
Burlington Stores, Inc.	(3,575)	(1,097,060)
Costco Wholesale Corp.	(898)	(907,689)
		(2,902,948)

Heavy and Civil Engineering Construction - (0.0)% (b)
Howard Hughes Holdings, Inc.	(2,072)	(149,951)

Hospitals - (0.5)%
Encompass Health Corp.	(5,320)	(573,921)
Nuvalent, Inc. - Class A	(11,183)	(1,140,107)
		(1,714,028)

Insurance Carriers and Related Activities - (1.5)%
Arthur J Gallagher & Co.	(3,039)	(693,500)
Berkshire Hathaway, Inc. - Class B	(2,376)	(1,199,761)
Brown & Brown, Inc.	(9,034)	(648,822)
Equitable Holdings, Inc.	(24,965)	(1,004,092)
Kinsale Capital Group, Inc.	(1,660)	(646,852)
Marsh & McLennan Cos., Inc.	(2,901)	(541,733)
Ryan Specialty Holdings, Inc.	(10,521)	(414,001)
		(5,148,761)

Machinery Manufacturing - (1.5)%
AAON, Inc.	(8,039)	(813,547)
Carrier Global Corp.	(12,649)	(814,596)
CSW Industrials, Inc.	(2,843)	(836,780)
Deere & Co.	(1,360)	(856,406)
Esab Corp.	(6,456)	(814,553)
Lennox International, Inc.	(1,413)	(805,325)
		(4,941,207)

Management of Companies and Enterprises - (0.8)%
Aon PLC - Class A	(1,819)	(610,220)
Glacier Bancorp, Inc.	(14,114)	(642,046)
On Holding AG - Class A	(18,176)	(844,820)
U-Haul Holding Co.	(13,297)	(627,087)
		(2,724,173)

Merchant Wholesalers, Durable Goods - (1.5)%
Copart, Inc.	(13,207)	(503,055)
Genuine Parts Co.	(8,902)	(1,061,653)
Integer Holdings Corp.	(4,661)	(404,015)
Pool Corp.	(2,850)	(647,463)
Resideo Technologies, Inc.	(12,182)	(471,443)
Samsara, Inc. - Class A	(42,211)	(1,219,898)
Watsco, Inc.	(1,942)	(810,455)
		(5,117,982)

Mining (except Oil and Gas) - (0.2)%
Martin Marietta Materials, Inc.	(998)	(675,217)

Miscellaneous Manufacturing - (1.2)%
Baxter International, Inc.	(50,701)	(1,032,779)
Cooper Cos., Inc.	(11,064)	(925,725)
Dexcom, Inc.	(6,330)	(464,812)
ICU Medical, Inc.	(2,860)	(430,659)
Zimmer Biomet Holdings, Inc.	(11,324)	(1,114,734)
		(3,968,709)

Motor Vehicle and Parts Dealers - (0.8)%
AutoZone, Inc.	(417)	(1,566,077)
O'Reilly Automotive, Inc.	(12,484)	(1,171,998)
		(2,738,075)

Nonmetallic Mineral Product Manufacturing - (0.1)%
Owens Corning	(2,403)	(293,334)

Oil and Gas Extraction - (1.5)%
Diamondback Energy, Inc.	(7,419)	(1,291,499)
EOG Resources, Inc.	(7,302)	(906,032)
Expand Energy Corp.	(11,534)	(1,244,749)
Golar LNG Ltd.	(19,386)	(861,902)
Viper Energy, Inc. - Class A	(15,894)	(739,707)
		(5,043,889)

Paper Manufacturing - (0.1)%
International Paper Co.	(10,860)	(472,953)

Professional, Scientific, and Technical Services - (4.4)%
Atlassian Corp. - Class A	(16,547)	(1,243,176)
Booz Allen Hamilton Holding Corp.	(3,167)	(249,655)
Cytokinetics, Inc.	(9,703)	(603,721)
Eaton Corp. PLC	(2,054)	(772,140)
Marvell Technology, Inc.	(36,299)	(2,965,265)
Oracle Corp.	(8,576)	(1,246,950)
Parsons Corp.	(5,535)	(365,310)
Paycom Software, Inc.	(2,003)	(252,037)
QXO, Inc.	(36,197)	(866,918)
Snap, Inc. - Class A	(79,590)	(414,664)
Snowflake, Inc. - Class A	(3,772)	(635,242)
Take-Two Interactive Software, Inc.	(10,502)	(2,220,963)
Trade Desk, Inc. - Class A	(79,278)	(1,888,402)
Vaxcyte, Inc.	(18,551)	(1,145,339)
		(14,869,782)

Publishing Industries - (2.6)%
Crowdstrike Holdings, Inc. - Class A	(3,037)	(1,129,703)
Gitlab, Inc. - Class A	(48,075)	(1,264,373)
Hewlett Packard Enterprise Co.	(127,414)	(2,735,579)
HubSpot, Inc.	(5,578)	(1,475,437)
Strategy, Inc. - Class A	(10,977)	(1,421,521)
Synopsys, Inc.	(1,505)	(623,070)
		(8,649,683)

Rail Transportation - (0.1)%
CSX Corp.	(4,079)	(174,133)

Rental and Leasing Services - (0.2)%
Herc Holdings, Inc.	(5,299)	(740,747)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.6)%
Apollo Global Management, Inc.	(8,493)	(888,368)
Ares Management Corp. - Class A	(3,835)	(429,558)
Aurora Innovation, Inc.	(123,488)	(577,924)
Blackrock, Inc.	(1,043)	(1,108,949)
DraftKings, Inc. - Class A	(22,449)	(535,184)
Grab Holdings Ltd. - Class A	(107,541)	(453,823)
Jefferies Financial Group, Inc.	(20,262)	(899,633)
KKR & Co., Inc.	(12,357)	(1,083,462)
MarketAxess Holdings, Inc.	(6,163)	(1,183,296)
SoFi Technologies, Inc.	(61,617)	(1,094,318)
StepStone Group, Inc. - Class A	(11,598)	(500,337)
		(8,754,852)

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - (0.7)%
Dick's Sporting Goods, Inc.	(5,961)	(1,213,838)
Tractor Supply Co.	(23,446)	(1,215,441)
		(2,429,279)

Support Activities for Mining - (0.7)%
Cleveland-Cliffs, Inc.	(48,558)	(517,628)
ConocoPhillips	(6,675)	(757,346)
MP Materials Corp.	(10,447)	(615,015)
Royal Gold, Inc.	(1,885)	(565,104)
		(2,455,093)

Telecommunications - (0.5)%
Globalstar, Inc.	(26,574)	(1,654,763)

Transportation Equipment Manufacturing - (0.9)%
Tesla, Inc.	(5,711)	(2,298,735)
TransDigm Group, Inc.	(518)	(674,845)
		(2,973,580)

Truck Transportation - (0.4)%
Knight-Swift Transportation Holdings, Inc.	(5,378)	(338,384)
Saia, Inc.	(2,082)	(844,022)
		(1,182,406)

Utilities - (1.6)%
American Water Works Co., Inc.	(7,013)	(953,978)
California Water Service Group	(6,216)	(280,217)
CenterPoint Energy, Inc.	(12,582)	(547,317)
Public Service Enterprise Group, Inc.	(10,468)	(900,981)
Sempra	(7,729)	(744,071)
Texas Pacific Land Corp.	(1,767)	(926,420)
Xcel Energy, Inc.	(10,766)	(897,454)
		(5,250,438)

Waste Management and Remediation Services - (0.1)%
Casella Waste Systems, Inc. - Class A	(3,837)	(357,455)

Web Search Portals, Libraries, Archives, and Other Information Services - (0.5)%
CoStar Group, Inc.	(2,754)	(122,911)
Pinterest, Inc. - Class A	(95,527)	(1,636,378)
		(1,759,289)

Wood Product Manufacturing - (0.8)%
Boise Cascade Co.	(9,550)	(790,167)
Builders FirstSource, Inc.	(7,095)	(739,938)
Cavco Industries, Inc.	(640)	(369,446)
UFP Industries, Inc.	(6,809)	(700,714)
		(2,600,265)
TOTAL COMMON STOCKS (Proceeds $189,636,745)		(179,257,963)

REAL ESTATE INVESTMENT TRUSTS - (1.1)%	Shares	Value
Real Estate - (0.5)%
BXP, Inc.	(2,540)	(146,253)
Crown Castle, Inc.	(6,081)	(544,493)
Macerich Co.	(21,007)	(430,013)
SL Green Realty Corp.	(7,142)	(263,183)
Sun Communities, Inc.	(3,729)	(508,859)
		(1,892,801)

Warehousing and Storage - (0.4)%
Extra Space Storage, Inc.	(3,817)	(576,482)
Iron Mountain, Inc.	(6,003)	(650,305)
		(1,226,787)

Wood Product Manufacturing - (0.2)%
Weyerhaeuser Co.	(23,371)	(573,291)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $3,550,628)		(3,692,879)

EXCHANGE TRADED FUNDS - (0.9)%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - (0.9)%
Invesco QQQ Trust Series 1	(2,521)	(1,530,978)
iShares Core S&P 500 ETF	(2,382)	(1,642,103)
Total Funds, Trusts, and Other Financial Vehicles		(3,173,081)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,189,140)		(3,173,081)

TOTAL SECURITIES SOLD SHORT - (55.6)% (Proceeds $196,376,513)		$(186,123,923)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Convergence Long/Short Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$386,091,674	$–	$–	$386,091,674
Real Estate Investment Trusts	8,507,209	–	–	8,507,209
Money Market Funds	1,063,532	–	–	1,063,532
Total Investments	$395,662,415	$–	$–	$395,662,415

Liabilities:
Investments:
Common Stocks	$(179,257,963)	$–	$–	$(179,257,963)
Real Estate Investment Trusts	(3,692,879)	–	–	(3,692,879)
Exchange Traded Funds	(3,173,081)	–	–	(3,173,081)
Total Investments	$(186,123,923)	$–	$–	$(186,123,923)

Refer to the Schedule of Investments for further disaggregation of investment categories.